Investment Strategy - FRANKLIN SMALL CAP ENHANCED ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a multi-style, quantitative investment approach. The security selection process of the Franklin Templeton Investment Solutions team within Franklin Advisers, Inc. ("Advisers") combines a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). The conviction factor is a proprietary score that leverages a quantitative process to extract individual security conviction rankings derived from portfolio holdings data across a number of actively managed small cap equity accounts/strategies managed by Advisers as well as the following Franklin Templeton specialized investment managers serving as sub-advisors to the Fund: Putnam Investment Management, LLC, Royce & Associates, LP and ClearBridge Investments, LLC (the “sub-advisors”). Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners. As of the date of this Prospectus, ClearBridge Investments, LLC is not currently providing a model portfolio to Advisers for its use in managing the Fund.

The proprietary multi-factor scoring model assigns a quantitative factor score for each issuer in the Fund’s investable universe based on that issuer’s factor exposures. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “sentiment” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum. The "alternative" factor incorporates measurements such as short interest and option implied volatility from the equity options market. The “conviction” factor incorporates, among other things, relative benchmark weights and contributions to portfolio risk to derive conviction scores within small cap equity accounts/strategies managed by each of the sub-advisors. The factor scores are combined, and each equity security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight constraints, as determined in the discretion of the portfolio management team. The Fund’s portfolio is generally rebalanced/reconstituted on a monthly basis but may be rebalanced/reconstituted more frequently during certain market conditions, such as periods of high volatility.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to equity securities of small capitalization companies. Small capitalization companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The Fund invests predominantly in common stock, but may also invest in preferred stocks, securities convertible into common stocks, and warrants and rights. The Fund invests predominantly in U.S. companies (i.e., U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.), but may invest up to 10% of its total assets in foreign securities, either directly or through depositary receipts.

The Fund may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities).

The Fund seeks to achieve its investment goal by investing in a portfolio of high conviction small cap equity securities selected from the Fund’s investable universe (as represented by the Russell 2000® Index) based on optimized factor exposures pursuant to the proprietary quantitative scoring parameters and constraints described above, which the investment manager utilizes to purchase and sell securities for the Fund. The sub-advisors utilize different investment strategies in providing investment recommendations for their respective strategy segments, act independently from one another, and use their own methodologies for selecting investments. The sub-advisors may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.